DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2022
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

11. DEFERRED GOVERNMENT GRANT

The following table presents the Group's deferred government grant as of the respective balance sheet dates:

	December 31,
	2021	2022
	RMB’000	RMB’000	US$’000

Beginning balance	14,350	14,350	2,081
Recognized as income during the year	—	—	—

Total balance of deferred government grant	14,350	14,350	2,081
Less: current portion	—	—	—

Balance of non-current deferred government grant	14,350	14,350	2,081

During the years ended December 31, 2020, 2021 and 2022, a certain government grants complied with the attached conditions. Hence, relevant government grants of RMB302,000, RMB nil and RMB nil (US$nil) respectively, were recognized in the consolidated statements of operations and comprehensive loss as other operating income during the years ended December 31, 2020, 2021 and 2022, respectively.